Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,733,336
Previously Paid Amount	0.00
Total Fee Amount	6,731
Total Offset Amount	0.00
Net Fee	$ 6,731